Accounts Receivable, Net (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer 1
Entity Wide Revenue Major Customer
Revenue percentage	20.30%	28.00%	27.80%
Customer 2
Entity Wide Revenue Major Customer
Revenue percentage	13.70%	13.80%	12.90%
Customer 3
Entity Wide Revenue Major Customer
Revenue percentage	12.70%	11.50%